Condensed Financial Information of DHT Holdings, Inc. (parent company only), Equity Reconciliation (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity reconciliation [Abstract]
Equity of the parent company only under cost method of accounting	$ 963,898	$ 866,476	$ 780,536
Additional profit if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	268,599	269,861	345,217
Equity of the parent company only under equity method of accounting	1,232,497	1,136,337	1,125,753
Dividend income from subsidiaries	$ 230,854	$ 275,400	$ 117,171